MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Schedule of revenues and receivables by major customer
	Year ended December 31,
	2022	2021	2020

Customer A	35%	37%	51%